Other income (Details) - Loan From RH Capital Finance Co., LLC				12 Months Ended
	Oct. 05, 2023 USD ($)	Oct. 05, 2023 AUD ($)	Aug. 21, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Other income
Rebate amount of research and development expenses received	$ 879,344	$ 1,336,622
Interest expense				$ 29,697	$ 0
Notional amount			$ 1,100,000
Maximum percentage of rebate on eligible research and development expenses	43.50%	43.50%	43.50%
Interest rate			16.00%
Minimum interest chargeable period			91 days
Repayment period after notice of assessment			21 days